Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Gross Amount and Accumulated Impairment Loss of Goodwill

	2016
(in thousands)	North America Services	International Services	Merchant Services	Netspend	Consolidated
Gross amount	$70,796	25,937	2,144,061	1,034,170	$3,274,964
Accumulated impairment losses	(182)	(1,605)	(2,225)	-	(4,012)
Goodwill, net	$70,614	24,332	2,141,836	1,034,170	$3,270,952

	2015
	North America Services	International Services	Merchant Services	Netspend	Consolidated
Gross amount	$70,796	29,081	415,973	1,033,586	$1,549,436
Accumulated impairment losses	(182)	(1,605)	(2,225)	-	(4,012)
Goodwill, net	$70,614	27,476	413,748	1,033,586	$1,545,424

Changes in Carrying Amount of Goodwill

(in thousands)	North America Services	International Services	Merchant Services	Netspend	Consolidated
Balance as of December 31, 2014	$70,614	30,076	413,748	1,032,959	$1,547,397
Netspend tax adjustment	-	-	-	627	627
Currency translation adjustments	-	(2,600)	-	-	(2,600)
Balance as of December 31, 2015	$70,614	27,476	413,748	1,033,586	$1,545,424
Netspend tax adjustment	-	-	-	584	584
TransFirst acquisition	-	-	1,728,088	-	1,728,088
Currency translation adjustments	-	(3,144)	-	-	(3,144)
Balance as of December 31, 2016	$70,614	24,332	2,141,836	1,034,170	$3,270,952